Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Property, plant and equipment

	Right-of-use assets		Owned assets
All figures in £ millions	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in course of construction	Total
Cost
At 1 January 2019	418	6	317	458	18	1,217
Exchange differences	(9)	—	(8)	(15)	—	(32)
Additions	64	2	—	18	40	124
Disposals	(13)	(4)	(13)	(108)	(8)	(146)
Reclassifications	—	—	4	(4)	—	—
Transfer of finance leases	—	19	—	(19)	—	—
Transfer to intangible assets	—	—	—	(3)	(4)	(7)
Transfer to intangible assets – pre-publication	—	—	—	(2)	(10)	(12)

At 31 December 2019	460	23	300	325	36	1,144
Exchange differences	(11)	(2)	(7)	(11)	(1)	(32)
Additions	62	—	7	5	37	111
Disposals	(13)	(9)	(23)	(29)	(1)	(75)
Reclassifications	—	—	20	21	(41)	—
Transfer to intangible assets	—	—	—	—	(9)	(9)
Transfer to assets classified as held for sale	(59)	—	(1)	(3)	—	(63)

At 31 December 2020	439	12	296	308	21	1,076

	Right-of-use assets		Owned assets
All figures in £ millions	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in course of construction	Total
Depreciation
At 1 January 2019	—	—	(195)	(361)	—	(556)
Exchange differences	2	—	6	13	—	21
Charge for the year	(60)	(4)	(21)	(38)	—	(123)
Disposals	—	—	10	116	—	126
Transfer of finance leases	—	(12)	—	12	—	—
Transfer to intangible assets	—	—	—	3	—	3
Transfer to intangible assets – pre-publication	—	—	—	3	—	3

At 31 December 2019	(58)	(16)	(200)	(252)	—	(526)
Exchange differences	2	1	6	9	—	18
Charge for the year	(65)	(3)	(25)	(32)	—	(125)
Disposals	1	9	22	29	—	61
Reclassifications	—	—	(2)	2	—	—
Impairment in advance of transfer to assets classified as held for sale	(4)	—	—	—	—	(4)
Transfer to assets classified as held for sale	14	—	—	1	—	15

At 31 December 2020	(110)	(9)	(199)	(243)	—	(561)

Carrying amounts
At 1 January 2019	418	6	122	97	18	661
At 31 December 2019	402	7	100	73	36	618

At 31 December 2020	329	3	97	65	21	515